Deferred Taxes - Deferred tax assets and liability (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets / (liabilities)
Accruals and allowances	$ 2,858	$ 2,147
Profit in inventory	3,305
Deferred tax assets, property, plant and equipment	532
Deferred tax liabilities, Property, plant and equipment	(740)	(167)
Intangible assets	2,714	(1,792)
Non-current fixed assets	(3,725)
Other	210
Netting by taxable entity	(740)	(471)
Netting by taxable entity	(740)	(471)
Deferred tax assets	32,191	15,038
Deferred tax liabilities	6,438	1,487
Net deferred Tax assets / (liabilities), Property, Plant and Equipment	208	(167)
Net deferred tax assets / (liabilities)	25,753	13,551
Income tax benefit from excess tax deductions related to share-based payments
Deferred tax assets / (liabilities)
Deferred tax assets	26,026	13,362
Net deferred tax assets / (liabilities)	$ 26,026	$ 13,362